PROPERTY, PLANT AND EQUIPMENT, NET - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 3,730
Depreciation during the year	300	$ 456	$ 644
Ending Balance	3,711	3,730
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	14,752	16,071
Additions during the year	13	156
Disposals		(636)
Deconsolidation of Oranim		(1,003)
Foreign currency translation	427	164
Ending Balance	15,192	14,752	16,071
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11,022	11,013
Depreciation during the year	300	456
Disposals		(305)
Deconsolidation of Oranim		(220)
Foreign currency translation	159	78
Ending Balance	11,481	11,022	11,013
Building and leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,826
Ending Balance	2,901	2,826
Building and leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9,099	9,899
Additions during the year	0	4
Disposals		(411)
Deconsolidation of Oranim		(523)
Foreign currency translation	276	130
Ending Balance	9,375	9,099	9,899
Building and leasehold improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,273	6,301
Depreciation during the year	142	186
Disposals		(147)
Deconsolidation of Oranim		(100)
Foreign currency translation	59	33
Ending Balance	6,474	6,273	6,301
Equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	828
Ending Balance	785	828
Equipment and furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,691	4,739
Additions during the year	6	101
Disposals		(17)
Deconsolidation of Oranim		(173)
Foreign currency translation	97	41
Ending Balance	4,794	4,691	4,739
Equipment and furniture [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,863	3,792
Depreciation during the year	114	116
Disposals		(8)
Deconsolidation of Oranim		(53)
Foreign currency translation	32	16
Ending Balance	4,009	3,863	3,792
Computer, software and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	76
Ending Balance	25	76
Computer, software and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	920	922
Additions during the year	7	0
Disposals		(11)
Deconsolidation of Oranim		(30)
Foreign currency translation	56	39
Ending Balance	983	920	922
Computer, software and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	844	718
Depreciation during the year	44	101
Disposals		(10)
Deconsolidation of Oranim		(17)
Foreign currency translation	70	52
Ending Balance	958	844	718
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Ending Balance	0	0
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	42	511
Additions during the year	0	51
Disposals		(197)
Deconsolidation of Oranim		(277)
Foreign currency translation	(2)	(46)
Ending Balance	40	42	511
Vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	42	202
Depreciation during the year	0	53
Disposals		(140)
Deconsolidation of Oranim		(50)
Foreign currency translation	(2)	(23)
Ending Balance	$ 40	$ 42	$ 202